SUPPLEMENT TO:
THE CALVERT FUND
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert High Yield Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2016
Date of Supplement: April 8, 2016
Mauricio Agudelo will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund or Calvert High Yield Bond Fund. Remove any and all references to Mr. Agudelo from the section “Portfolio Manager Disclosure.”